Trademarks, Goodwill and Other Intangibles (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Trademarks	$ 44,500,000	$ 44,500,000	$ 44,500,000
Licensing agreements	2,000,000	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(928,000)	(665,000)	(136,000)
Net carrying amount	$ 45,572,000	$ 45,835,000	$ 46,364,000